Finance income and finance costs	6 Months Ended
Jun. 30, 2026
Finance income and finance costs
Finance income and finance costs
27 Finance income and finance costs
Finance income and finance costs comprise of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Foreign exchange gain	2,426	89	4,949	346
Interest and similar income	254	452	737	657
Interest income from financial assets at fair value through OCI	204	—	513	—
Other income	101	—	142	—
Finance income	2,985	541	6,341	1,003
Foreign exchange loss	(420)	(1,641)	—	2,093
Interest and similar expense	754	655	1,427	1,327
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 10)	2,370	—	2,370	—
Other charges	27	—	121	3
Finance costs	2,731	(986)	3,918	3,423